UNITEDSTATES
SECURITIESANDEXCHANGECOMMISSION
Washington,D.C.20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-21052

Name of Fund: BlackRock California Municipal Bond Trust (BZA)

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: Donald C. Burke, Chief Executive Officer, BlackRock
California Municipal Bond Trust, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing
address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant’s telephone number, including area code: (800) 882-0052, Option 4

Date of fiscal year end: 08/31/2009

Date of reporting period: 05/31/2009

Item 1 – Schedule of Investments

BlackRock California Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)		(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
California - 138.6%
Corporate - 2.6%	California Pollution Control Financing Authority, Solid Waste
Disposal Revenue Refunding Bonds (Republic Services, Inc. Project),
	AMT, Series C, 5.25%, 6/01/23	$ 405	$ 371,276
Los Angeles, California, Regional Airports Improvement Corporation,
Lease Revenue Bonds (American Airlines Inc.), AMT, Series B, 7.50%,
	12/01/24	1,000	914,710
			1,285,986
County/City/Special	Chino Basin, California, Desalter Authority, Revenue Refunding
District/School District -	Bonds, Series A, 5%, 6/01/35 (a)	2,000	1,982,740
53.5%	Lathrop, California, Financing Authority Revenue Bonds (Water
	Supply Project), 5.90%, 6/01/27	655	527,589
	Lathrop, California, Financing Authority Revenue Bonds (Water
	Supply Project), 6%, 6/01/35	1,180	895,467
	Live Oak Unified School District, California, GO (Election of 2004),
	Series B, 5.57%, 8/01/18 (b)(c)(d)	905	292,740
	Live Oak Unified School District, California, GO (Election of 2004),
	Series B, 5.58%, 8/01/18 (b)(c)(d)	945	288,886
	Live Oak Unified School District, California, GO (Election of 2004),
	Series B, 5.53%, 8/01/29 (b)(c)	705	222,921
	Live Oak Unified School District, California, GO (Election of 2004),
	Series B, 5.54%, 8/01/30 (b)(c)	795	234,040
	Live Oak Unified School District, California, GO (Election of 2004),
	Series B, 5.55%, 8/01/31 (b)(c)	830	224,747
	Live Oak Unified School District, California, GO (Election of 2004),
	Series B, 5.56%, 8/01/32 (b)(c)	865	217,366
Los Angeles, California, Community College District, GO (Election of
	2001), Series A, 5%, 8/01/32 (e)(f)	2,000	1,983,600
	Los Angeles, California, Community College District, GO, Refunding
	(Election of 2008), Series A, 6%, 8/01/33	2,875	3,093,989
Los Angeles, California, Unified School District, GO, Series D, 5.30%,
	1/01/34	500	504,800
	Los Angeles, California, Unified School District, GO, Series I, 5%,
	7/01/26	650	662,876
	Modesto, California, Irrigation District, COP, Series B, 5.50%,
	7/01/35	750	747,900
	Pittsburg, California, Redevelopment Agency, Tax Allocation
	Refunding Bonds (Los Medanos Community Development Project),
	Series A, 6.50%, 9/01/28	1,000	1,032,850
Portfolio Abbreviations

To simplify the listings of portfolio holdings in the Schedule of Investments, the names and descriptions of many of the securities have been abbreviated according to the list below.

AMT	Alternative Minimum Tax (subject to)	GO	General Obligation Bonds
COP	Certificates of Participation	M/F	Multi-Family
		VRDN	Variable Rate Demand Notes

BlackRock California Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
	San Diego, California, Community College District, GO (Election of
	2002), 5.25%, 8/01/33	$ 1,000	$ 1,021,270
	San Diego, California, Regional Building Authority, Lease Revenue
Bonds (County Operations Center and Annex Redevelopment Project)
	Series A, 5.375%, 2/01/36	2,000	2,006,580
	Santa Ana, California, Unified School District, COP (Financing
	Program), 5.844%, 4/01/29 (c)(e)	15,000	5,375,700
	Santa Ana, California, Unified School District, GO,
	5.375%, 8/01/27 (g)	500	502,200
	Santa Cruz County, California, Redevelopment Agency, Tax
Allocation Bonds (Live Oak/Soquel Community Improvement Project
	Area), Series A, 7%, 9/01/36	500	532,300
	Stockton, California, Unified School District, GO (Election of 2005),
	5%, 8/01/31 (e)	1,150	1,146,861
Val Verde, California, Unified School District, GO (Election of 2008),
	Series A, 5.50%, 8/01/33	1,615	1,634,590
	Westminster, California, Redevelopment Agency, Westminster
	Commercial Redevelopment Project Number 1, Subordinate Tax
	Allocation Bonds (Police Facility), 6.25%, 11/01/39 (a)	1,000	1,053,160
			26,185,172
Education - 23.3%	California Educational Facilities Authority Revenue Bonds (Stanford
	University), Series Q, 5.25%, 12/01/32	3,000	3,096,360
California Educational Facilities Authority Revenue Bonds (University
	of San Diego), Series A, 5.25%, 10/01/30	3,000	3,012,540
	California Infrastructure and Economic Development Bank Revenue
	Bonds (J. David Gladstone Institute Project), 5.25%, 10/01/34	3,750	3,477,600
	University of California Revenue Bonds, Series O, 5.75%, 5/15/34	1,700	1,828,044
			11,414,544
Health - 22.3%	California Health Facilities Financing Authority, Revenue Refunding
	Bonds (Catholic Healthcare West), Series A, 6%, 7/01/39	500	506,005
	California Statewide Communities Development Authority Revenue
	Bonds (Catholic Healthcare West), Series E, 5.50%, 7/01/31	1,250	1,217,212
	California Statewide Communities Development Authority Revenue
	Bonds (Daughters of Charity National Health System), Series A,
	5.25%, 7/01/30	1,500	1,187,775
	California Statewide Communities Development Authority Revenue
	Bonds (Kaiser Permanente), Series A, 5.50%, 11/01/32	5,000	4,753,650
	California Statewide Communities Development Authority Revenue
	Bonds (Sutter Health), Series B, 5.625%, 8/15/42	3,250	3,250,163
			10,914,805
Housing - 9.0%	California M/F Housing Revenue Bonds (San Lucas Apartments), AIG
SunAmerica, Inc., Pass-Through Certificates of Beneficial Ownership,
	AMT, Series 5, 5.95%, 11/01/34	2,105	2,107,273
	Santa Maria, California, M/F Housing Revenue Bonds (Westgate
	Courtyards Apartments), AIG SunAmerica, Inc., Pass-Through
	Certificates of Beneficial Ownership, AMT, Series 3, 5.80%, 11/01/34	2,260	2,280,385
			4,387,658

BlackRock California Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
		Par
	Municipal Bonds	(000)	Value
State - 12.8%	California State, GO, 6.50%, 4/01/33	$ 3,875	$ 4,212,125
	California State Public Works Board, Lease Revenue Bonds
	(Department of Education - Riverside Campus Project), Series B,
	6.50%, 4/01/34	1,000	1,061,840
	California State Public Works Board, Lease Revenue Bonds (Regents
	University Project), Series E, 5%, 4/01/34	1,000	966,800
			6,240,765
Transportation - 8.1%	Foothill/Eastern Corridor Agency, California, Toll Road Revenue
	Refunding Bonds, 5.75%, 1/15/40	3,845	2,967,148
	San Francisco, California, City and County Airport Commission,
International Airport Revenue Refunding Bonds, AMT, Second Series,
	6.75%, 5/01/19	950	992,351
			3,959,499
Utilities - 7.0%	Chino Basin, California, Regional Financing Authority, Revenue
	Refunding Bonds (Inland Empire Utility Agency), Series A, 5%,
	11/01/33 (h)	1,000	976,530
Eastern Municipal Water District, California, Water and Sewer, COP,
	Series H, 5%, 7/01/33	2,545	2,465,240
			3,441,770
	Total Municipal Bonds in California		67,830,199
Multi-State - 7.8%
Housing - 7.8%	Charter Mac Equity Issuer Trust, 7.20%, 10/31/52 (i)(j)	3,500	3,802,785
	Total Municipal Bonds - 146.4%		71,632,984
	Municipal Bonds Transferred to
	Tender Option Bond Trusts (k)
California - 6.1%
County/City/Special	Santa Clara County, California, Financing Authority, Lease Revenue
District/School	Refunding Bonds, Series L, 5.25%, 5/15/36	2,999	2,994,467
District - 6.1%
	Total Municipal Bonds Transferred to
	Tender Option Bond Trusts - 6.1%		2,994,467
	Total Long-Term Investments (Cost - $74,890,335) - 152.5%		74,627,451
	Short-Term Securities
California - 4.1%	Los Angeles County, California, Metropolitan Transportation
Authority, Sales Tax Revenue Refunding Bonds, Proposition C, VRDN,
	Second Senior Series A, 5.75%, 6/08/09 (g)(l)	2,000	2,000,000
		Shares
Money Market Fund -	CMA California Municipal Money Fund, 0.07% (m)(n)	1,449,262	1,449,262
3.0%
	Total Short-Term Securities (Cost - $3,449,262) - 7.1%		3,449,262

BlackRock California Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)	(Percentages shown are based on Net Assets)
Value
Total Investments (Cost - $78,339,597*) - 159.6%	$ 78,076,713
Other Assets Less Liabilities - 1.7%	811,587
Liability for Trust Certificates, Including Interest
Expense and Fees Payable - (4.1)%	(1,999,145)
Preferred Shares, at Redemption Value - (57.2)%	(27,977,663)
Net Assets Applicable to Common Shares - 100.0%	$ 48,911,492

* The cost and unrealized appreciation (depreciation) of investments as of May 31, 2009, as computed for federal income tax purposes, were as follows:
Aggregate cost	$ 76,165,782
Gross unrealized appreciation	$ 2,254,033
Gross unrealized depreciation	(2,341,948)
Net unrealized depreciation	$ (87,915)

(a) Assured Guaranty Insured.
(b) XL Capital Insured.

(c) Represents a zero-coupon bond. Rate shown reflects the current yield as of report date.

(d) US government securities, held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.

(e) FSA Insured.

(f) FGIC Insured.

(g) NPFGC Insured.

(h) AMBAC Insured.

(i) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(j) Security represents a beneficial interest in a trust. The collateral deposited into the trust is federally tax-exempt revenue bonds issued by various state or local governments, or their respective agencies or authorities. The security is subject to remarketing prior to its stated maturity, and is subject to mandatory redemption at maturity.

(k) Securities represent bonds transferred to a tender option bond trust in exchange for which the Trust acquired residual interest certificates. These securities serve as collateral in a financing transaction.

(l) Security may have a maturity of more than one year at the time of issuance, but has variable rate and demand features that qualify it as a short-term security. Rate shown is as of report date and maturity shown is the date the principal owed can be recovered through demand.

(m) Investments in companies considered to be an affiliate of the Trust, for purposes of Section 2(a)(3) of the Investment
Company Act of 1940, were as follows:

	Net
Affiliate	Activity	Income
CMA California Municipal Money Fund	(684,843)	$ 14,765

(n) Represents the current yield as of report date.

BlackRock California Municipal Bond Trust
Schedule of Investments May 31, 2009 (Unaudited)

• Effective September 1, 2008, the Trust adopted Financial Accounting Standards Board Statement of
Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157"). FAS 157 clarifies the definition of fair value, establishes a framework for measuring fair values and requires additional disclosures about the use of fair value measurements. Various inputs are used in determining the fair value of investments, which are as follows:

• Level 1 - price quotations in active markets/exchanges for identical securities
• Level 2 - other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates)
or other market-corroborated inputs)

• Level 3 - unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Trust's own assumptions used in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For information about the Trust's policy regarding valuation of investments and other significant accounting policies, please refer to the Trust's most recent financial statements as contained in its semi-
annual report.

The following table summarizes the inputs used as of May 31, 2009 in determining the fair valuation of the Trust's investments:

Valuation	Investments in
Inputs	Securities
Assets
Level 1	$ 1,449,262
Level 2	76,627,451
Level 3	-
Total	$ 78,076,713

Item 2 – Controls and Procedures

2(a) – The registrant’s principal executive and principal financial officers or persons performing similar functions have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the
“1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13(a)-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) – There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock California Municipal Bond Trust

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer of
BlackRock California Municipal Bond Trust

Date: July 15, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment
Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Donald C. Burke
Donald C. Burke
Chief Executive Officer (principal executive officer) of
BlackRock California Municipal Bond Trust

Date: July 15, 2009

By: /s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock California Municipal Bond Trust

Date: July 15, 2009